Operating Assets and Liabilities - Receivables (Details) - DKK (kr) kr in Millions	Dec. 31, 2022	Dec. 31, 2021
Operating Assets and Liabilities
Receivables related to collaboration agreements	kr 5,266	kr 2,979
Interest receivables	82	37
Other receivables	176	160
Receivables for securities matured	290
Prepayments	144	218
Total	5,958	3,394
Non-current receivables	48	27
Current receivables	5,910	3,367
Losses related to receivables and the credit risk on receivables is limited	kr 0	kr 0